Leases - Information related to operating leases activity (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Lease, Cost [Abstract]
Amortization of right of use assets	¥ 31,177	$ 4,778	¥ 32,301
Expense for short-term leases within 12 months	1,743		12,369
Interest of lease liabilities	6,182	$ 947	8,480
Lease, Cost	¥ 39,102		¥ 53,150